Other Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2019
Other Balance Sheet Components
Schedule of other balance sheet components

	As of December 31,
	2017	2018	2019
	(In thousands)
Accounts receivable, net:
Due from third parties		$201,835	$298,752
Due from Alibaba		48,222	60,392
Due from other related parties		131,465	99,675

Total gross amount		$381,522	$458,819
Allowance for doubtful accounts:
Balance at the beginning of the year	(6,529)	(8,114)	(12,429)
Additional provision charged to expenses, net	(5,478)	(6,226)	(38,561)
Write-off	3,893	1,911	14,396

Balance at the end of the year	(8,114)	(12,429)	(36,594)
		$369,093	$422,225

Prepaid expenses and other current assets:
Rental and other deposits		$684	$371
Deductable value-added taxes		4,539	652
Investment prepayments(1)		62,561	47,069
Loans to and interest receivables from investees (Note 10)		43,695	301,526
Advertising prepayment		4,575	3,406
Prepayment to outsourced service providers		4,730	3,483
Amounts deposited by users(2)		30,631	34,912
Content fees		11,021	14,013
Others		6,385	19,473
		$168,821	$424,905

Property and equipment, net:
Computers and equipment		$124,241	$132,477
Leasehold improvements		5,008	5,732
Furniture and fixtures		1,677	1,725
Others		2,696	3,696

Property and equipment, gross		133,622	143,630
Less: Accumulated depreciation		(87,999)	(96,901)
		$45,623	$46,729

Accrued and other liabilities(3):
Payroll and welfare		$56,349	$74,723
Marketing expenses		49,998	77,046
Payroll withholding taxes		3,547	3,547
Sales rebates		95,121	140,629
Professional fees		8,249	13,437
VAT and other tax payable		48,651	56,786
Payable to other service providers		1,266	578
Amounts due to users(2)		30,631	34,912
Unpaid consideration for acquisition		10,000	—
Unpaid consideration for investment		—	30,000
Interest payable for convertible debt and unsecured senior notes		1,500	15,344
Others		12,125	13,870
		$317,437	$460,872

(1)	Investment prepayments as of December 31, 2019 included a $40.5 million refund to be collected from a third-party due to mutual agreement to terminate the investment contract. For the years ended December 31, 2017, 2018 and 2019, the Group recognized nil, $0.5million, and $19.1 million of impairment charges on investment prepayments (all fully impaired), respectively, due to the deterioration of the investees' operation resulting in their inability to refund the prepayments.
(2)	Weibo wallet enables users to conduct interest-generation activities on Weibo, such as handing out "red envelopes" and coupons to users and purchase different types of products and services on Weibo, including those offered by the Group, such as marketing services and VIP membership, and those offered by Weibo’s platform partners, such as e-commerce merchandises, financial products and virtual gifts. Amounts deposited by users primarily represent the receivables temporarily held in Weibo’s account on a third party online payment platform for Weibo wallet users. Amounts due to users represent the balances that are payable on demand to Weibo wallet users and therefore are reflected as current liability on the consolidated balance sheets.
(3)	Include amounts due to third parties, employees, related parties (Note 10) and Weibo wallet users.